Recapitalization - Schedule of Elements of Merger (Details) - Merger [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Schedule of Reconciles the Elements of the Merger [Line Items]
Cash received from NUBI Trust	$ 25,160,047	$ (25,160,047)
Less: discount payment related to Non Redemption Agreement	(13,937,997)	13,937,997
Less: reimbursement for consideration shares related to the FPA	(2,193,800)	2,193,800
Less: reimbursement for Recycled Shares related to the FPA	(80,241)	80,241
Less: transaction expenses paid in connection with the Merger	(8,948,009)
Net cash received from NUBI Trust
Add: cash from NUBI operating account	17,555	(17,555)
Add: prepaid expenses	165,407
Less: derivative liabilities	(20,889,950)
Less: other liabilities	(4,086,172)
Reverse recapitalization, net	$ (24,793,160)	$ 24,793,160